Warrants (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Jan. 31, 2016	Oct. 31, 2016	Jan. 31, 2015
Warrants [Abstract]
Share purchase warrants outstanding and exercisable	98,731,285	111,762,870
Warrants have weighted average remaining life	1 year 9 months
Weighted average exercise price	$ 0.008
Weighted average intrinsic value for warrants outstanding	$ 0		$ 0